Trade receivables, other assets, prepaid expenses and Tax receivables - Summary of other assets and prepaid expenses (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Assets And Prepaid Expenses [Line Items]
Current receivables from financing activities	€ 2,296	€ 37
Non-current receivables from financing activities	1,347	425
Receivables from financing activities	3,643	462
Current other receivables	2,679	504
Non-current other receivables	2,122	904
Other receivables	4,801	1,408
Current defined benefit plan assets	0	0
Non-current defined benefit plan assets	2,423	704
Defined benefit plan assets	2,423	704
Current derivative operating assets	641	115
Non-current derivative operating assets	114	34
Derivative operating assets	755	149
Current prepaid expenses and other	746	1,737
Non-current prepaid expenses and other	260	28
Prepaid expenses and other	1,006	1,765
Other current assets and current prepaid expenses	6,362	2,393	[1]
Other non-current assets and non-current prepaid expenses	6,266	2,095	[1]
Total other assets and prepaid expenses	12,628	€ 4,488
FCA and PSA Merger
Disclosure Of Other Assets And Prepaid Expenses [Line Items]
Increase in receivables from financing activities due to merger	3,154
Increase in other receivables due to merger	3,362
Increase in defined benefit plan assets due to merger	1,296
Increase in derivative operating assets due to merger	305
Increase in prepaid expenses and other due to merger	464
Increase in other assets and prepaid expenses due to merger	€ 8,581

[1]	Refer to Note 3, Scope of consolidation